Expense Example, No Redemption {- Franklin LifeSmart™ 2060 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2060 Retirement Target Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 148
3 Years	641
5 Years	1,161
10 Years	$ 2,589